COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE COMMITMENTS
(a)	Operating lease commitments

	2021	2022	2023
	S$	S$	S$

Low value leases	1,997	2,201	1,703

SCHEDULE OF CAPITAL COMMITMENTS

(b)	Capital commitments

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	2021	2022	2023
	S$	S$	S$

Purchase of a property in Malaysia	-	-	387,720
Loan to a third party*	-	-	1,000,000

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE

(c)	Other commitments

The Group entered into an exclusive, worldwide, non-sublicensable, non-transferable and revocable-for-cause license with an independent company for the NKG2DL-targeting CAR-gamma delta T cell and iPSC-gdNKT cell technology. As of December 31, 2023, the total future minimum payments under non-cancellable licencing agreements are as follows:

	2021	2022	2023
	S$	S$	S$

Within 1 year	4,458	4,867	5,885
After 1 year but within 5 years	42,800	47,080	47,960
Over 5 years	134,285	118,235	106,457
Total	181,543	170,182	160,302